Related parties (Narrative) (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Parties [Line Items]
Payments to external board members	SFr 11.5	$ 13.1	SFr 10.6	$ 11.7	SFr 10.7	$ 11.1
Outstanding deposit balances with key management personnel	SFr 126.0		SFr 21.0				$ 139.0	$ 24.0